Management Fees, Including Acquisition Fees and Sales Commissions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Fees from affiliated owner	$ 4,410	$ 5,259	$ 4,636
Fees from unaffiliated owners	13,447	18,906	22,741
Total management fees	19,921	26,169	29,324
Fees from Owners
Related Party Transaction [Line Items]
Total management fees	17,857	24,165	27,377
Other Fees
Related Party Transaction [Line Items]
Total management fees	$ 2,064	$ 2,004	$ 1,947